PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	Useful Life (years)	December 31,
		2015	2014
Cost:
Furniture and equipment	3 – 7 years	$3,157,000	$2,930,000
Accumulated depreciation		(2,365,000)	(2,114,000)
Property and equipment, net		$792,000	$816,000